Interest Expense - Summary of Interest Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-financial private sector
Checking accounts	$ 111,189,841	$ 48,198,997	$ 7,984,396
Saving accounts	18,119,619	11,858,081	7,502,306
Time deposits and investments accounts	1,453,034,330	873,804,922	529,310,249
Other	14
For Financing received from BCRA and other financial institutions	2,048,973	1,575,216	948,439
For repo transactions
Other financial institutions	13,873,646	3,038,227	1,786,840
For other financial liabilities	7,199,999	2,650,408	146,700
For issued corporate bonds	1,652,176	920,032	5,229,373
For subordinated corporate bonds	14,180,562	14,412,425	19,684,477
Total	$ 1,621,299,160	$ 956,458,308	$ 572,592,780